Convertible Debt and Warrant Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Debt and Warrant Liability

12. Convertible Notes and Warrant Liability

Convertible Notes

On November 3, 2022, the Company issued the first tranche of the 10% Original Issue Discount Convertible Notes (“Convertible Notes”) in the aggregate principal amount of $10.0 million and warrants (“Common Stock Warrants”) to purchase up to an aggregate of 231,312 shares of Class A common stock for gross proceeds of $9.0 million (the “First Tranche”) to various investors (the “Investors”) pursuant to a securities purchase agreement dated November 3, 2022 (the “Purchase Agreement”). These Convertible Notes have a maturity date of 24 months from the issuance date. Upon an event of default, the Convertible Notes earn interest at a rate of 10% per annum. The Convertible Notes are convertible solely into Class A common stock of the Company at a conversion price of (a) $15 per share (“Fixed Conversion Price”) or (b) 92.5% of the average of the three lowest daily volume-weighted average price (“VWAP”) of the Common Stock during the ten trading day period (“Variable Conversion Price”), whichever is lower. The Fixed Conversion Price included a one-time reset at the 6-month anniversary of the Original Issuance Date (the “Reset Date”) to the lower of the conversion price (with the Variable Conversion Price determined as if the conversion notice was delivered on the Reset Date) and 130% of the daily VWAP of the Common Stock for the trading day immediately prior to the Reset Date. Subsequently, upon reaching the Reset Date, the exercise price of the remaining balance was changed to $0.6403 per share. These Convertible Notes are secured by a first priority security interest in all of the assets of the Company.

On January 5, 2023, the Company entered into an amendment to the Purchase Agreement (the “Purchase Agreement Amendment”), pursuant to which the Company and each Investor agreed, among other things, to amend the terms and conditions of the second tranche of funding (“Second Tranche”) and terminate the third tranche of funding contemplated under the Purchase Agreement.

In connection with the Purchase Agreement Amendment, the Company also issued a Warrant to each Investor purchase up to an aggregate of 268,980 shares of the Company’s Class A common stock.

Concurrently with the Purchase Agreement Amendment, the Company also entered into an amendment (the “Registration Rights Agreement Amendment”) to the Registration Rights Agreement, dated as of November 3, 2022, with each Investor, pursuant to which the Company agreed to file a registration statement (a “Registration Statement”) with the SEC registering the resale of the shares of the Company’s Class A common stock issuable under the First Tranche within 20 days after the closing of the First Tranche and registering the resale of the shares of the Company’s Class A common stock issuable under the Second Tranche within two trading days after the closing of the Second Tranche, as applicable, and to cause any such Registration Statement to become effective within 60 days after filing.

On January 27, 2023, the Investors exercised their rights to purchase the allowable amounts under the Purchase Agreement Amendment and the Company issued $10.0 million of Convertible Notes and 942,034 Common Stock Warrants in the Second Tranche. The Company received net proceeds of $9 million in the transaction. Subsequently, upon reaching the Reset Date, the exercise price of the remaining balance was changed to $0.6750 per share.

The Company elected the fair value option to account for the Convertible Notes. As such, the Company recorded the Convertible Notes at fair value and will subsequently measure them to fair value at each reporting date. Changes in fair value were recognized as a component of other income (expense), net in the consolidated statements of operations. Activity as a result in changes in fair value of the Company’s Convertible Notes during the six month period ended June 30, 2023 were as follows (in thousands):

Six Months Ended June 30, 2023

Balance at December 31, 2022	$10,911
Convertible Notes issued during the period	7,330
Conversions	(16,296)
Payments	(2,351)
Unrealized loss	2,215
Convertible Notes liability at June 30, 2023	$1,809

As a result of applying the fair value option, direct costs and fees related to the Convertible Notes were expensed as incurred and were not deferred.

The following table provides the fair value and contractual principal balance outstanding of the Convertible Notes accounted for under the fair value option as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Convertible Notes fair value	$1,809	$10,911
Convertible Notes, contractual principal outstanding	1,353	10,000
Fair value less unpaid principal balance	$456	$911

All Convertible Notes and Common Stock Warrants, by written agreement, provide for a beneficial ownership limitation cap of 4.99% shares of the total issued and outstanding common stock of the Company, at any given time.

On April 11, 2023, the Company received a notice from Nasdaq indicating that the Company is not in compliance with the $1.00 minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Global Market. The Company acknowledges that receipt of the notice from Nasdaq constituted an event of default under its Convertible Notes agreements. As a result, unless waived by the holders, the Convertible Notes began accruing default interest at a rate of 10% per annum and the Company is obligated to pay to the holders $3.3 million, which amount represents 100% of the sum of (x) the outstanding principal of the Convertible Notes as of April 11, 2023 and (y) accrued and unpaid interest thereon.

As of June 30, 2023, the Company acknowledges the event of default had not been cured, as the Company remained out of compliance with the $1.00 minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Global Market. As such, a total of $0.04M was accrued as interest payable on the Convertible Notes as of June 30, 2023.

Warrant Liability

In connection with the issuance of the Convertible Notes, the investors received a number of Common Stock Warrants equal to 30% of the face value of the Convertible Notes divided by the VWAP prior to the applicable closing date. The Warrants entitle the holder to purchase one share of the Company’s Class A common stock at the exercise price of a) $15 per share (“Exercise Price”) or (b) 92.5% of the average of the three lowest daily VWAP of the Common Stock during the ten trading day period (“Variable Exercise Price”), whichever is lower. The Exercise Price included a one-time reset at the 6-month anniversary of the initial exercise date (the “Reset Date”) to the lower of the initial Exercise Price and 120% of the daily VWAP on the trading day prior to the Reset Date.

There were 231,312 Common Stock Warrants issued upon closing of the First Tranche of the Convertible Note on November 3, 2022, 537,560 Common Stock Warrants issued upon signing the Purchase Agreement Amendment on January 5, 2023 and 942,034 Common Stock Warrants issued upon closing of the Second Tranche on January 27, 2023, all of which have a five-year exercise period from the issuance date. Subsequently, upon reaching the Reset date, the Exercise Price of each of these warrants was changed to $0.5910 per share for the First Tranche, $0.5825 per share for the Second Tranche, and $0.6750 per share related to the Purchase Agreement Amendment.

On February 21, 2023, the Company consummated the offering of an aggregate of 8,334,000 Units at an effective public offering price of $1.56 per Unit, resulting in aggregate gross proceeds of approximately $13 million. The Series A Warrants were exercised following issuance. The Series B Warrants are exercisable now that the Company has completed the Reorganization Merger and will expire five (5) years after May 12, 2023.

There were 5,417,100 shares of common stock issued associated with the Series A Warrants and 6,250,500 shares of common stock issued associated with the Series B Warrants upon the closing of the Offering. The Series B Warrants are recorded as a liability at fair value. Changes to the fair value of the B common stock warrants are recognized in the income statement. There were 6,250,500 Series B Warrants outstanding as of March 31, 2023. All of the Series A Warrants were exercised following issuance.

The Company recorded the of the Warrants at fair value and subsequently remeasured unexercised Warrants to fair value at the reporting date. Changes in fair value were recognized as a component of other income (expense), net in the condensed consolidated statements of operations. The Company recognized a gain in the condensed consolidated statements of operations in relation to these instruments for the six months ended June 30, 2023 as follows (in thousands).

June 30, 2023

Balance at December 31, 2022	$374
Warrants issued during the period	9,754
Series A warrants exercised during the period	(3,300)
Unrealized gain	(4,319)
Warrant liability at June 30, 2023	$2,509

12.	Convertible Debt and Warrant Liability

On November 3, 2022, the Company issued the first tranche of the 10% Original Issue Discount Convertible Notes in the aggregate principal amount of $10.0 million for gross proceeds of $9.0 million to various investors. These convertible notes have a maturity date of 24 months from the issuance date. The convertible notes earn interest at a rate of 10% per annum which will only accrue upon an event of default. The convertible notes are convertible solely in common stock of the Company at a conversion price of (a) $15 per share or (b) 92.5% of the average of the three lowest daily VWAP of the Common Stock during the ten trading day period, whichever is lower.  These convertible notes are secured by a first priority security interest in all of the assets of the Company.

The Company elected the fair value option to account for the 2022 Convertible Notes. As such, the Company recorded the 2022 Convertible Notes at fair value and will subsequently measure them to fair value at each reporting date. Changes in fair value were recognized as a component of other income (expense), net in the consolidated statements of operations. Losses as a result in changes in fair value of the Company’s convertible notes during the year ended December 31, 2022 were as follows (in thousands):

Years ended December 31,
2022

Balance at the beginning of the year	$-
Convertible Debt issued during the period	7,034
Unrealized loss	3,877
Convertible Debt Liability at the end of the year	$10,911

As a result of applying the fair value option, direct costs and fees related to the convertible notes were expensed as incurred and were not deferred.

The following table provides the fair value and contractual principal balance outstanding of the 2022 Convertible debt accounted for under the fair value option as of December 31, 2022:

Amount
Convertible debt fair value	$10,911
2022 Convertible Notes, contractual principal outstanding	$10,000
Fair value less unpaid principal balance	$911

All convertible notes and warrants, by written agreement, provide for a beneficial ownership limitation cap of 4.99% shares of the total issued and outstanding common stock of the Company, at any given time.

Warrant Liability

In connection with the issuance of the convertible note, the investors received a number of warrants equal to 30% of the face value of the convertible note divided by the VWAP prior to the applicable closing date. The Common Stock Warrants entitles the holder to purchase one share of the Company’s Class A ordinary shares at the exercise price of a) $15 per share or (b) 92.5% of the average of the three lowest daily VWAP of the Common Stock during the ten trading day period, whichever is lower.  There are 231,312 warrants issued upon closing of the first tranche of the Convertible Note which have a five-year exercise period from the issuance date.

The Company recorded the Warrants at fair value and subsequently remeasured them to fair value at the reporting date. Changes in fair value were recognized as a component of other income (expense), net in the consolidated statements of operations. The Company recognized a gain in the consolidated statements of operations in relation to these instruments for fiscal year 2022 as follows (in thousands). There were no warrants exercised as of December 31, 2022.

Years ended December 31,
2022

Balance at the beginning of the year	$-
Warrants issued during the period	1,966
Unrealized Gain	(1,592)
Warrant Liability at the end of the year	$374